Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP003Member	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 1,065,086,941
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	146,765,480
State Street Global Advisors Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,410,360
State Street Global Advisors Target Retirement Income 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23,521,326
State Street Global Advisors Target Retirement Income 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	38,968,586
State Street Global Advisors Target Retirement Income 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54,024,714
State Street Global Advisors Target Retirement Income 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	52,476,565
State Street Global Advisors Target Retirement Income 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	46,755,307
State Street Global Advisors Target Retirement Income 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	48,343,654
State Street Global Advisors Target Retirement Income 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	46,370,310
State Street Global Advisors Target Retirement Income 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23,069,357
State Street Global Advisors Target Retirement Income 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,386,517
State Street Global Advisors Target Retirement Income 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	236,561
State Street Global Advisors Large Company Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	226,551,382
State Street Global Advisors Mid Size Company Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	85,207,474
State Street Global Advisors International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	89,040,833
State Street Global Advisors Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	62,405,240
State Street Global Advisors Small Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	34,450,936
State Street Global Advisors Government Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,615,510
Invesco Stable Value Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	39,232,420
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	892,067,052
Charles Schwab & Co. Self-directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,578,795
Loans to participants (maturing through 2029)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 6,675,614